Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income from operations [Line Items]
Depreciation and amortisation expense		€ 1,520	[1]	€ 1,402	[2]	€ 1,089	[2]
Property, plant and equipment [member]
Income from operations [Line Items]
Depreciation expense	[2]	726		645		438
Computer software [member]
Income from operations [Line Items]
Amortisation expense	[2]	86		75		64
Other intangible assets [member]
Income from operations [Line Items]
Amortisation expense	[2]	381		350		347
Capitalised development expenditure [member]
Income from operations [Line Items]
Amortisation expense	[2]	€ 328		€ 332		€ 240

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill